NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Impairment of Long-lived Assets (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Details
Impairment of long-lived assets	$ 0	$ 0